Compensation Expense - Options Outstanding (Details)	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Options outstanding (in shares)	2,017,327	2,017,327
Options exercisable (in shares)	1,826,752	1,826,752
Exercise price of outstanding options (in dollars per share) | (per share)	$ 10.45	$ 14.67
November 14, 2016
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Options outstanding (in shares)	550,000	550,000
Options exercisable (in shares)	550,000	550,000
Exercise price of outstanding options (in dollars per share) | (per share)	$ 8.85	$ 0
December 15, 2017
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Options outstanding (in shares)	800,000	800,000
Options exercisable (in shares)	800,000	800,000
Exercise price of outstanding options (in dollars per share) | (per share)	$ 11.35	$ 0
December 17, 2018
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Options outstanding (in shares)	410,293	410,293
Options exercisable (in shares)	410,293	410,293
Exercise price of outstanding options (in dollars per share) | (per share)	$ 9.81	$ 0
December 15, 2020
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Options outstanding (in shares)	199,380	199,380
Options exercisable (in shares)	66,459	66,459
Exercise price of outstanding options (in dollars per share) | (per share)	$ 11.50	$ 0
December 15, 2021
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Options outstanding (in shares)	25,890	25,890
Options exercisable (in shares)	0	0
Exercise price of outstanding options (in dollars per share) | (per share)	$ 18.85	$ 0
December 15, 2021
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Options outstanding (in shares)	31,764	31,764
Options exercisable (in shares)	0	0
Exercise price of outstanding options (in dollars per share) | (per share)	$ 0	$ 14.67